PREMISES AND EQUIPMENT - Schedule of Premises and Equipment (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 233,641,000	$ 227,850,000
Less accumulated depreciation and amortization	92,260,000	90,740,000
Total premises and equipment	141,381,000	137,110,000
Operating Leases, Rent Expense	7,600,000	8,300,000	7,500,000
Land and land improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	42,238,000	40,802,000
Buildings [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	109,806,000	108,231,000
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	57,536,000	59,563,000
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	17,948,000	19,070,000
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 6,113,000	$ 184,000